Eaton Vance Ohio Municipals Fund

Supplement to Prospectus dated December 1, 2007

As of the close of business on November 18, 2008, Class B shares of the Eaton Vance Ohio Municipals Fund will no longer be available for purchase or exchange.

November 18, 2008	TFC2/1PS3